SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Cash and bank balances	$ 2,095,489	$ 1,629,589	$ 4,697,047	$ 3,652,731	$ 6,224,187	$ 1,579,718
Trade and other receivables	487,282		500,000
Unquoted equity instruments	18,210
Financial assets	18,210	$ 14,161
Trade and other payables	(443,867)		(441,023)
Lease liabilities	(73,059)		(31,290)		$ (6,324)
Borrowings	(409,503)		(431,960)
Warrant liabilities	(25,064)		(11,945)
Singapore, Dollars
IfrsStatementLineItems [Line Items]
Unquoted equity instruments
Financial assets	1,218,885		683,127
Financial liabilities	(77,595)		(172,701)
Net financial assets	1,141,290		510,426
Add: Net financial assets denominated respective entities’ functional currencies	(1,141,290)		(510,426)
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
Singapore, Dollars | Financials liabilities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(77,595)		(172,701)
Lease liabilities
Borrowings
Warrant liabilities
Singapore, Dollars | Financial asset [member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	744,993		179,238
Trade and other receivables	473,892		503,889
Malaysia, Ringgits
IfrsStatementLineItems [Line Items]
Unquoted equity instruments	18,210
Financial assets	715,111		1,087,378
Financial liabilities	(607,819)		(615,651)
Net financial assets	107,292		471,727
Add: Net financial assets denominated respective entities’ functional currencies	(107,292)		(471,727)
Currency exposure of financial assets, net of those denominated in the Company’s functional currency
Malaysia, Ringgits | Financials liabilities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(125,257)		(152,401)
Lease liabilities	(73,059)		(31,290)
Borrowings	(409,503)		(431,960)
Warrant liabilities
Malaysia, Ringgits | Financial asset [member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	528,658		978,007
Trade and other receivables	168,243		109,371
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Unquoted equity instruments
Financial assets	822,927		3,848,634
Financial liabilities	(260,410)		(126,458)
Net financial assets	562,517		3,722,176
Add: Net financial assets denominated respective entities’ functional currencies
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	562,517		3,722,176
United States of America, Dollars | Financials liabilities [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(235,346)		(114,513)
Lease liabilities
Borrowings
Warrant liabilities	(25,064)		(11,945)
United States of America, Dollars | Financial asset [member]
IfrsStatementLineItems [Line Items]
Cash and bank balances	821,838		3,813,122
Trade and other receivables	$ 1,089		$ 35,512